Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2022
Document Effective Date	Apr. 28, 2022
Prospectus Date	Apr. 28, 2022
Virtus Westchester Event-Driven Fund | Class A
Prospectus:
Trading Symbol	WCERX
Virtus Westchester Event-Driven Fund | Class I
Prospectus:
Trading Symbol	WCEIX
Virtus Westchester Credit Event Fund | Class I
Prospectus:
Trading Symbol	WCFIX
Virtus Westchester Credit Event Fund | Class A
Prospectus:
Trading Symbol	WCFRX